Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Dividends and distributions paid per share	$ 5.82	$ 5.60	$ 5.32
Amount	$ 41,335	$ 38,580	$ 35,116
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	16,000,000	16,000,000	16,000,000
Amount	$ 400	$ 400	$ 400
Dividends and distributions paid	$ 15	$ 16	$ 16
Dividends and distributions paid per share	$ 0.93	$ 0.96	$ 0.98
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividends and distributions paid	$ 12	$ 11	$ 11
Dividends and distributions paid per share	$ 0.97	$ 0.94	$ 0.94
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividends and distributions paid	$ 10	$ 11	$ 11
Dividends and distributions paid per share	$ 0.87	$ 0.90	$ 0.90
Non cumulative Series 45 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	32,000,000	32,000,000	32,000,000
Amount	$ 800	$ 800	$ 800
Dividends and distributions paid	$ 35	$ 35	$ 35
Dividends and distributions paid per share	$ 1.10	$ 1.10	$ 1.10
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	446,932,750	445,325,744	442,823,361
Amount	$ 13,892	$ 13,589	$ 13,242
Dividends and distributions paid	$ 2,592	$ 2,488	$ 2,356
Dividends and distributions paid per share	$ 5.82	$ 5.60	$ 5.32
Number of shares	447,085,329	445,341,675	442,826,380	439,313,303
Amount	$ 13,908	$ 13,591	$ 13,243	$ 12,548
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount	2,825	2,825	2,250
Dividends and distributions paid	122	111	89
Amount	$ 3,575	$ 2,825	$ 2,250	$ 1,797
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	18,000,000	18,000,000	18,000,000
Amount	$ 450	$ 450	$ 450
Dividends and distributions paid	$ 20	$ 20	$ 16
Dividends and distributions paid per share	$ 1.13	$ 1.13	$ 0.88
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	13,000,000	13,000,000
Amount	$ 325	$ 325
Dividends and distributions paid	$ 17	$ 13
Dividends and distributions paid per share	$ 1.30	$ 1.00
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	10,000,000	10,000,000
Amount	$ 250	$ 250
Dividends and distributions paid	$ 13	$ 5
Dividends and distributions paid per share	$ 1.29	$ 0.53
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	152,579	15,931	3,019
Amount	$ 16	$ 2	$ 1
Other equity Instruments [member] | 4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Amount		$ 750